Condensed Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares subject to possible redemption, shares	9,584,428	19,999,880
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Seamless Group Inc [Member]
Common shares, par value		$ 0.001	$ 0.001
Common shares, shares authorized		58,030,000	58,030,000
Ordinary shares, shares issued		58,030,000	58,030,000
Ordinary shares, shares outstanding		58,030,000	58,030,000
Common Class A [Member]
Class A ordinary shares subject to possible redemption, shares	9,584,428	19,999,880	19,999,880
Preferred shares, par value		$ 0.0001	$ 0.0001
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
Common Class B [Member]
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	5,833,083	5,833,083	5,833,083
Ordinary shares, shares outstanding	5,833,083	5,833,083	5,833,083